UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                  ------------------------------
                                                            OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235-0058
                                                  Expires:        March 31, 2006
                                                  Estimated average burden
                                                  hours per response .......2.50
                                                  ------------------------------
                                                          SEC FILE NUMBER

                                                  ------------------------------
                                                           CUSIP NUMBER

                                                  ------------------------------


                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

(Check One): |_| Form 10-K  |_| Form 20-F  |_| Form 11-K  |X| Form 10-Q
             |_| Form 10-D  |_| Form N-SAR  |_| Form N-CSR

      For Period Ended: September 30, 2005

         [_]   Transition Report on Form 10-K
         [_]   Transition Report on Form 20-F
         [_]   Transition Report on Form 11-K
         [_]   Transition Report on Form 10-Q
         [_]   Transition Report on Form N-SAR

      For the Transition Period Ended:__________________________________________

--------------------------------------------------------------------------------
  Read Instruction (on back page) Before Preparing Form. Please Print or Type.
    Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
--------------------------------------------------------------------------------

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

--------------------------------------------------------------------------------

PART I - REGISTRANT INFORMATION

TenderCare International, Inc.
--------------------------------------------------------------------------------
Full Name of Registrant

--------------------------------------------------------------------------------
Former Name if Applicable

PO Box 5200
--------------------------------------------------------------------------------
Address of Principal Executive Office (Street and Number)

Westport, CT 06881
--------------------------------------------------------------------------------
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

    | (a)   The  reason  described in reasonable detail in Part III of this form
    |       could not be eliminated without unreasonable effort or expense;
    |
    | (b)   The  subject annual report, semi-annual report, transition report on
    |       Form 10-K,  Form  20-F,  Form  11-K,  Form N-SAR  or  Form N-CSR, or
    |       portion thereof,  will be filed on or  before the fifteenth calendar
|_| |       day  following  the prescribed due date;  or the  subject  quarterly
    |       report or transition  report  on  Form 10-Q  or subject distribution
    |       report on Form 10-D,  or portion thereof, will be filed on or before
    |       the fifth calendar day following the prescribed due date; and
    |
    | (c)   The  accountant's  statement  or  other  exhibit  required  by  Rule
    |       12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Stu Brown                      (715)                        864-9649
-------------------   -------------------------   ------------------------------
  (Name)                    (Area Code)                 (Telephone Number)

(2)   Have all other  periodic  reports  required  under Section 13 or
      15(d) of the  Securities  Exchange  Act of 1934 or Section 30 of
      the  Investment  Company  Act of 1940  during the  preceding  12 months  or for  such  shorter  period  that the  registrant  was required to file such  report(s)  been  filed?  If answer is no,
      identify report(s).                                        |X| Yes  |_| No

--------------------------------------------------------------------------------

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included
      in the subject report or portion thereof?                  |_| Yes  |X| No

      If so, attach an explanation of the anticipated  change,  both narratively
      and  quantitatively,   and,  if  appropriate,  state  the  reasons  why  a
      reasonable estimate of the results cannot be made.

================================================================================

                         TenderCare International, Inc.
--------------------------------------------------------------------------------
                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date   11.14.05                              By: /s/ Stu Brown
       -----------------                         -------------------------------
                                                 Stu Brown, CFO/VP

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

----------------------------------  ATTENTION  ---------------------------------
   Intentional misstatements or omissions of fact constitute Federal Criminal
                        Violations (See 18 U.S.C. 1001).
--------------------------------------------------------------------------------